Taxation (Tables)	12 Months Ended
Jun. 30, 2020
Taxation
Schedule of taxation

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
South African normal tax		2 140	3 206	4 035
current year		2 542	3 804	4 689
prior years		(402)	(598)	(654)
Dividend withholding tax		2	—	68
Foreign tax		(1 212)	2 640	2 530
current year		2 242	2 544	3 035
prior years*		(3 454)	96	(505)

Income tax		930	5 846	6 633
Deferred tax – South Africa	15	(9 073)	2 086	(414)
current year**		(9 473)	2 069	(545)
prior years		400	17	131

Deferred tax – foreign	15	(17 996)	(4 775)	(661)
current year***		(20 375)	(4 831)	(874)
prior years*		2 375	55	485
recognition of previously unrecognised deferred tax assets****		—	—	(49)
tax rate change		4	1	(223)
		(26 139)	3 157	5 558

*Relates mainly to the relief provided to companies in the United States under the Corona virus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018-2020 for five years.

**The decrease in the current year relates to impairments accounted for in the financial year.

***Increase in the current year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

****Included in 2018 is the recognition of a deferred tax asset relating to the accumulated tax losses in Italy which were previously limited in line with the forecasted utilisation thereof.

for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Regional analysis
 South Africa	(7 134)	5 285	3 994
 Rest of Africa	1 263	1 465	854
 Europe	128	1 276	1 649
 United States of America	(20 337)	(4 913)	(1 032)
 Other	(59)	44	93
Total operations	(26 139)	3 157	5 558

Schedule of reconciliation of effective tax rate to current tax rate

	2020%	2019%	2018%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate (28%) compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
(Decrease)/increase in rate of tax due to:
disallowed preference share dividends	—	0,3	0,9
disallowed expenditure(1)	(1,0)	9,4	4,2
disallowed share-based payment expenses(2)	(0,3)	2,9	5,3
different tax rates(3)	(3,6)	13,2	2,6
share of profits of equity accounted investments	(0,1)	—	—
tax losses not recognised(5)	(2,0)	8,6	9,3
prior year adjustments	—	2,0	0,4
other adjustments	(0,5)	2,0	1,5
	20,5	66,4	52,2
Increase/(decrease) in rate of tax due to:
exempt income	0,7	(1,7)	(4,2)
share of profits of equity accounted investments	—	(3,3)	(2,6)
effect of tax litigation matters(4)	—	(8,2)	—
utilisation of tax losses	—	(0,3)	(0,4)
investment incentive allowances(6)	—	(17,2)	(6,9)
effect of tax rate change in the US	—	—	(1,4)
translation differences	—	(0,9)	(0,9)
prior year adjustments(7)	0,9	—	—
other adjustments	0,2	(0,6)	(0,4)
Effective tax rate	22,3	34,2	35,4

(1)Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to exploration activities and non-productive interest in our treasury function.

(2)This relates to the share based payment expense on the Sasol Khanyisa transaction.

(3)Relates mainly to the impact of lower tax rate in the US on the increases in tax losses incurred during the year.

(4)2019 includes reversal of tax and interest pertaining to Sasol Oil.

(5)Tax losses not recognised in the prior years mainly relate from the R1,9 billion (2018 — R2,8 billion) impairment of the Canadian shale gas asset and Mozambican PSA impairment of R1,1 billion in 2018 for which no deferred tax asset was raised.

(6)Energy efficiency allowances relating to our South African operations decreased by R5,5 billion (2019 — R4,2 billion increase) compared to the prior year.

(7)Relates mainly to the relief provided to companies in the United States under the Corona virus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018-2020 for five years.